Not FDIC Insured May Lose Value No Bank Guarantee
39117-Q1PH

Schedule of Investments
(unaudited)
Putnam Dynamic Asset Allocation Equity Fund 2
Notes to Schedule of Investments 20

Putnam Funds Trust
Schedule of Investments (unaudited), August 31, 2025
Putnam Dynamic Asset Allocation Equity Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 87.9%
Aerospace & Defense 1.9%
Airbus SE ......................................... France 263 $ 54,985
a
Axon Enterprise, Inc. ................................. United States 8 5,978
a
Boeing Co. (The) ................................... United States 57 13,377
Curtiss-Wright Corp. ................................. United States 30 14,345
General Dynamics Corp. .............................. United States 80 25,966
General Electric Co. ................................. United States 235 64,672
Leonardo DRS, Inc. ................................. United States 297 12,373
Lockheed Martin Corp. ............................... United States 364 165,849
Northrop Grumman Corp. ............................. United States 98 57,824
RTX Corp. ........................................ United States 445 70,577
Textron, Inc. ....................................... United States 159 12,745
Thales SA ......................................... France 130 34,195
TransDigm Group, Inc. ............................... United States 20 27,978
560,864
Air Freight & Logistics 0.3%
Expeditors International of Washington, Inc. ............... United States 99 11,933
FedEx Corp. ....................................... United States 234 54,070
United Parcel Service, Inc., B .......................... United States 142 12,417
78,420
Automobile Components 0.1%
Aisin Corp. ........................................ Japan 1,600 26,330
Automobiles 1.7%
General Motors Co. .................................. United States 1,075 62,984
Mahindra & Mahindra Ltd. ............................. India 1,937 70,282
Stellantis NV ....................................... United States 701 6,712
Subaru Corp. ...................................... Japan 600 11,770
a
Tesla, Inc. ......................................... United States 996 332,535
Toyota Motor Corp. .................................. Japan 400 7,745
492,028
Banks 6.3%
Abu Dhabi Islamic Bank PJSC ......................... United Arab
Emirates 15,094 87,646
AIB Group plc ...................................... Ireland 2,048 16,640
Al Rajhi Bank ...................................... Saudi Arabia 3,154 79,014
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 1,634 29,737
Banco de Sabadell SA ............................... Spain 2,359 8,960
Banco Santander SA ................................. Spain 6,888 65,781
Bank Central Asia Tbk. PT ............................ Indonesia 82,700 40,516
Bank Hapoalim BM .................................. Israel 1,339 26,092
Bank Leumi Le-Israel BM ............................. Israel 2,080 39,597
Bank of America Corp. ............................... United States 2,287 116,042
Bank of China Ltd., H ................................ China 174,000 95,504
Barclays plc ....................................... United Kingdom 9,242 45,033
BNP Paribas SA .................................... France 172 15,457
BOC Hong Kong Holdings Ltd. ......................... China 1,000 4,540
Citigroup, Inc. ...................................... United States 3,241 312,983
Citizens Financial Group, Inc. .......................... United States 266 13,906
Commonwealth Bank of Australia ....................... Australia 16 1,778
Credit Agricole SA ................................... France 499 9,128
CTBC Financial Holding Co. Ltd. ........................ Taiwan 33,000 44,264
Erste Group Bank AG ................................ Austria 210 19,989
First Horizon Corp. .................................. United States 565 12,769
Grupo Financiero Banorte SAB de CV, O .................. Mexico 4,643 42,463
HSBC Holdings plc .................................. United Kingdom 5,460 69,896

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
ICICI Bank Ltd. ..................................... India 7,724 $ 122,386
Intesa Sanpaolo SpA ................................. Italy 4,037 25,415
JPMorgan Chase & Co. ............................... United States 192 57,873
KB Financial Group, Inc. .............................. South Korea 645 50,378
Lloyds Banking Group plc ............................. United Kingdom 45,198 48,485
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 2,400 36,526
National Bank of Greece SA ........................... Greece 3,563 49,343
NatWest Group plc .................................. United Kingdom 5,461 37,693
OTP Bank Nyrt. ..................................... Hungary 201 17,532
PNC Financial Services Group, Inc. (The) ................. United States 306 63,477
Popular, Inc. ....................................... United States 109 13,695
UniCredit SpA ...................................... Italy 634 49,037
Webster Financial Corp. .............................. United States 218 13,564
Wells Fargo & Co. ................................... United States 199 16,354
Zions Bancorp NA ................................... United States 238 13,806
1,813,299
Beverages 0.6%
a
Boston Beer Co., Inc. (The), A .......................... United States 57 12,602
Carlsberg A/S, B .................................... Denmark 39 4,770
Coca-Cola Co. (The) ................................. United States 1,258 86,789
Coca-Cola Consolidated, Inc. .......................... United States 107 12,545
Coca-Cola HBC AG ................................. Italy 444 22,460
a
Monster Beverage Corp. .............................. United States 215 13,418
PepsiCo, Inc. ...................................... United States 89 13,230
165,814
Biotechnology 1.5%
AbbVie, Inc. ....................................... United States 576 121,190
a
Alnylam Pharmaceuticals, Inc. .......................... United States 29 12,949
Amgen, Inc. ....................................... United States 41 11,796
a
Exelixis, Inc. ....................................... United States 1,372 51,340
a
Genmab A/S ....................................... Denmark 56 13,977
a
Incyte Corp. ....................................... United States 693 58,635
a
Natera, Inc. ........................................ United States 81 13,628
a
Neurocrine Biosciences, Inc. ........................... United States 492 68,683
Regeneron Pharmaceuticals, Inc. ....................... United States 104 60,393
a
United Therapeutics Corp. ............................. United States 20 6,095
a
Vertex Pharmaceuticals, Inc. ........................... United States 33 12,904
431,590
Broadline Retail 3.9%
Alibaba Group Holding Ltd. ............................ China 8,600 142,396
a
Amazon.com, Inc. ................................... United States 3,599 824,171
eBay, Inc. ......................................... United States 155 14,045
a
Etsy, Inc. .......................................... United States 203 10,761
a
MercadoLibre, Inc. .................................. Brazil 15 37,094
Next plc .......................................... United Kingdom 50 8,080
Prosus NV ........................................ China 818 50,601
a
Sea Ltd., ADR ...................................... Singapore 236 44,023
1,131,171
Building Products 0.6%
Allegion plc ........................................ United States 76 12,905
Cie de Saint-Gobain SA .............................. France 357 38,541
Johnson Controls International plc ....................... United States 582 62,210
Owens Corning ..................................... United States 86 12,915

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Building Products (continued)
Trane Technologies plc ............................... United States 110 $ 45,716
172,287
Capital Markets 3.0%
3i Group plc ....................................... United Kingdom 786 42,702
Ameriprise Financial, Inc. ............................. United States 24 12,355
Bank of New York Mellon Corp. (The) .................... United States 127 13,411
BlackRock, Inc. ..................................... United States 31 34,941
Charles Schwab Corp. (The) ........................... United States 740 70,922
CME Group, Inc. .................................... United States 204 54,368
Deutsche Boerse AG ................................. Germany 107 31,494
b
Euronext NV, 144A, Reg S ............................ Netherlands 95 15,683
Goldman Sachs Group, Inc. (The) ....................... United States 330 245,932
b
HDFC Asset Management Co. Ltd., 144A, Reg S ........... India 788 48,819
Hong Kong Exchanges & Clearing Ltd. ................... Hong Kong 100 5,859
Intercontinental Exchange, Inc. ......................... United States 65 11,479
Morgan Stanley ..................................... United States 89 13,393
Nasdaq, Inc. ....................................... United States 309 29,275
Northern Trust Corp. ................................. United States 94 12,340
S&P Global, Inc. .................................... United States 54 29,616
State Street Corp. ................................... United States 1,268 145,782
UBS Group AG ..................................... Switzerland 563 22,807
Virtu Financial, Inc., A ................................ United States 355 14,882
856,060
Chemicals 1.1%
Air Liquide SA ...................................... France 121 24,930
a
Axalta Coating Systems Ltd. ........................... United States 434 13,567
CF Industries Holdings, Inc. ........................... United States 152 13,168
Corteva, Inc. ....................................... United States 705 52,304
DuPont de Nemours, Inc. ............................. United States 503 38,691
Eastman Chemical Co. ............................... United States 182 12,802
Ecolab, Inc. ........................................ United States 43 11,913
Linde plc .......................................... United States 27 12,914
Mosaic Co. (The) ................................... United States 385 12,859
NewMarket Corp. ................................... United States 36 29,770
PPG Industries, Inc. ................................. United States 286 31,812
Sherwin-Williams Co. (The) ............................ United States 103 37,680
Shin-Etsu Chemical Co. Ltd. ........................... Japan 1,200 36,549
328,959
Commercial Services & Supplies 0.3%
a
Copart, Inc. ........................................ United States 459 22,404
Republic Services, Inc., A ............................. United States 52 12,167
TOPPAN Holdings, Inc. ............................... Japan 700 18,047
Veralto Corp. ....................................... United States 117 12,424
Waste Connections, Inc. .............................. United States 121 22,362
Waste Management, Inc. .............................. United States 52 11,772
99,176
Communications Equipment 0.8%
Accton Technology Corp. .............................. Taiwan 1,000 32,922
a
Arista Networks, Inc. ................................. United States 265 36,186
Cisco Systems, Inc. ................................. United States 1,223 84,497
a
F5, Inc. ........................................... United States 39 12,213
Motorola Solutions, Inc. ............................... United States 28 13,229
Telefonaktiebolaget LM Ericsson, B ...................... Sweden 2,198 17,401

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Communications Equipment (continued)
Ubiquiti, Inc. ....................................... United States 46 $ 24,294
220,742
Construction & Engineering 0.3%
ACS Actividades de Construccion y Servicios SA ............ Spain 48 3,628
Gamuda Bhd. ...................................... Malaysia 25,107 33,003
Hyundai Engineering & Construction Co. Ltd. .............. South Korea 259 11,520
Vinci SA .......................................... France 274 37,163
85,314
Construction Materials 0.6%
CRH plc .......................................... United States 438 49,472
Heidelberg Materials AG .............................. Germany 63 14,902
Holcim AG ........................................ United States 452 37,886
UltraTech Cement Ltd. ............................... India 300 43,002
Vulcan Materials Co. ................................. United States 110 32,028
177,290
Consumer Finance 0.6%
Ally Financial, Inc. ................................... United States 329 13,505
American Express Co. ............................... United States 41 13,582
Capital One Financial Corp. ........................... United States 475 107,930
SLM Corp. ........................................ United States 386 12,074
Synchrony Financial ................................. United States 179 13,665
160,756
Consumer Staples Distribution & Retail 1.4%
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 202 19,731
Coles Group Ltd. .................................... Australia 139 2,170
Costco Wholesale Corp. .............................. United States 12 11,320
a
Dollar Tree, Inc. .................................... United States 107 11,681
Koninklijke Ahold Delhaize NV .......................... Netherlands 793 31,778
a
Maplebear, Inc. ..................................... United States 241 10,452
Marks & Spencer Group plc ........................... United Kingdom 356 1,663
Target Corp. ....................................... United States 309 29,658
Tesco plc ......................................... United Kingdom 2,244 12,827
Walmart, Inc. ...................................... United States 2,692 261,070
392,350
Containers & Packaging 0.2%
Ball Corp. ......................................... United States 257 13,529
Crown Holdings, Inc. ................................. United States 114 11,329
Packaging Corp. of America ........................... United States 63 13,732
Sealed Air Corp. .................................... United States 420 13,637
52,227
Diversified Consumer Services 0.1%
ADT, Inc. .......................................... United States 1,463 12,743
a
Duolingo, Inc., A .................................... United States 33 9,829
22,572
Diversified REITs 0.0%
†
WP Carey, Inc. ..................................... United States 186 12,481
Diversified Telecommunication Services 0.4%
AT&T, Inc. ......................................... United States 2,256 66,078
Deutsche Telekom AG ................................ Germany 398 14,565
Telstra Group Ltd. ................................... Australia 5,943 19,014

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. .......................... United States 275 $ 12,163
111,820
Electric Utilities 1.5%
American Electric Power Co., Inc. ....................... United States 110 12,212
Duke Energy Corp. .................................. United States 97 11,882
Edison International ................................. United States 1,811 101,651
Exelon Corp. ....................................... United States 626 27,344
Iberdrola SA ....................................... Spain 2,728 51,425
Korea Electric Power Corp. ............................ South Korea 1,570 41,166
NextEra Energy, Inc. ................................. United States 776 55,911
NRG Energy, Inc. ................................... United States 592 86,171
PG&E Corp. ....................................... United States 822 12,560
PPL Corp. ......................................... United States 891 32,495
432,817
Electrical Equipment 1.2%
ABB Ltd. .......................................... Switzerland 836 56,105
AMETEK, Inc. ...................................... United States 64 11,827
Eaton Corp. plc ..................................... United States 35 12,220
GE Vernova, Inc. .................................... United States 267 163,663
a
Generac Holdings, Inc. ............................... United States 63 11,671
Mitsubishi Electric Corp. .............................. Japan 1,700 40,584
Rockwell Automation, Inc. ............................. United States 37 12,707
a
Siemens Energy AG ................................. Germany 42 4,468
Vertiv Holdings Co., A ................................ United States 353 45,025
358,270
Electronic Equipment, Instruments & Components 0.3%
Elite Material Co. Ltd. ................................ Taiwan 1,000 39,582
Jabil, Inc. ......................................... United States 54 11,061
a
Keysight Technologies, Inc. ............................ United States 74 12,094
a
Zebra Technologies Corp., A ........................... United States 40 12,683
75,420
Energy Equipment & Services 0.3%
Halliburton Co. ..................................... United States 584 13,274
TechnipFMC plc .................................... United Kingdom 1,723 63,338
76,612
Entertainment 1.6%
a
Live Nation Entertainment, Inc. ......................... United States 142 23,642
a
Netflix, Inc. ........................................ United States 256 309,312
Nexon Co. Ltd. ..................................... Japan 600 13,577
a
ROBLOX Corp., A ................................... United States 574 71,515
a
Spotify Technology SA ................................ United States 67 45,686
463,732
Financial Services 2.9%
Apollo Global Management, Inc. ........................ United States 284 38,689
a
Berkshire Hathaway, Inc., B ............................ United States 76 38,226
Corebridge Financial, Inc. ............................. United States 370 12,865
Equitable Holdings, Inc. ............................... United States 1,435 76,428
EXOR NV ......................................... Netherlands 177 17,738
a
Fiserv, Inc. ........................................ United States 92 12,713
Investor AB, B ...................................... Sweden 1,422 43,807
Mastercard, Inc., A .................................. United States 603 358,960

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services (continued)
Meritz Financial Group, Inc. ............................ South Korea 281 $ 25,563
MGIC Investment Corp. ............................... United States 453 12,607
a
PayPal Holdings, Inc. ................................ United States 1,736 121,850
Visa, Inc., A ........................................ United States 215 75,633
835,079
Food Products 0.5%
Ajinomoto Co., Inc. .................................. Japan 400 10,848
Archer-Daniels-Midland Co. ........................... United States 213 13,342
Associated British Foods plc ........................... United Kingdom 1,090 31,854
Hormel Foods Corp. ................................. United States 432 10,990
Ingredion, Inc. ...................................... United States 97 12,565
Mondelez International, Inc., A .......................... United States 199 12,227
Nestle SA ......................................... United States 119 11,225
Nissin Foods Holdings Co. Ltd. ......................... Japan 200 3,766
Tyson Foods, Inc., A ................................. United States 202 11,470
b
WH Group Ltd., 144A, Reg S .......................... Hong Kong 35,500 38,148
156,435
Gas Utilities 0.1%
National Fuel Gas Co. ................................ United States 140 12,144
Tokyo Gas Co. Ltd. .................................. Japan 500 19,102
31,246
Ground Transportation 0.6%
Canadian Pacific Kansas City Ltd. ....................... Canada 378 28,800
CSX Corp. ........................................ United States 364 11,834
JB Hunt Transport Services, Inc. ........................ United States 88 12,759
a
Lyft, Inc., A ........................................ United States 918 14,890
a
Uber Technologies, Inc. ............................... United States 357 33,469
Union Pacific Corp. .................................. United States 357 79,814
181,566
Health Care Equipment & Supplies 1.1%
Abbott Laboratories .................................. United States 91 12,072
Becton Dickinson & Co. ............................... United States 218 42,070
BioMerieux ........................................ France 60 8,344
a
Boston Scientific Corp. ............................... United States 352 37,136
a
Dexcom, Inc. ....................................... United States 156 11,753
a
Edwards Lifesciences Corp. ........................... United States 157 12,770
a
Hologic, Inc. ....................................... United States 182 12,216
Hoya Corp. ........................................ Japan 300 38,738
a
IDEXX Laboratories, Inc. .............................. United States 46 29,766
a
Insulet Corp. ....................................... United States 38 12,915
a
Intuitive Surgical, Inc. ................................ United States 80 37,864
Medtronic plc ...................................... United States 506 46,962
Olympus Corp. ..................................... Japan 2,200 25,500
328,106
Health Care Providers & Services 1.1%
Apollo Hospitals Enterprise Ltd. ......................... India 571 49,309
Cardinal Health, Inc. ................................. United States 74 11,010
Cencora, Inc. ...................................... United States 43 12,539
Cigna Group (The) .................................. United States 235 70,705
Fresenius SE & Co. KGaA ............................. Germany 60 3,262
McKesson Corp. .................................... United States 105 72,097
Sonic Healthcare Ltd. ................................ Australia 894 14,043

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
a
Tenet Healthcare Corp. ............................... United States 74 $ 13,640
UnitedHealth Group, Inc. .............................. United States 187 57,946
Universal Health Services, Inc., B ....................... United States 71 12,892
317,443
Health Care REITs 0.0%
†
Omega Healthcare Investors, Inc. ....................... United States 309 13,154
Health Care Technology 0.3%
a
Doximity, Inc., A .................................... United States 194 13,180
a
Veeva Systems, Inc., A ............................... United States 318 85,606
98,786
Hotels, Restaurants & Leisure 1.7%
a
Airbnb, Inc., A ...................................... United States 101 13,184
Aristocrat Leisure Ltd. ................................ Australia 847 40,162
Booking Holdings, Inc. ............................... United States 6 33,594
a
Chipotle Mexican Grill, Inc., A .......................... United States 525 22,123
Compass Group plc ................................. United Kingdom 1,085 36,877
a
DoorDash, Inc., A ................................... United States 600 147,150
a
DraftKings, Inc., A ................................... United States 471 22,599
a
Eternal Ltd. ........................................ India 6,040 21,521
b
FDJ United, 144A, Reg S ............................. France 65 2,092
Hilton Worldwide Holdings, Inc. ......................... United States 256 70,671
Indian Hotels Co. Ltd. (The), A .......................... India 5,026 43,251
InterContinental Hotels Group plc ....................... United Kingdom 78 9,468
a
MakeMyTrip Ltd. .................................... India 176 17,380
Starbucks Corp. .................................... United States 268 23,635
503,707
Household Durables 0.5%
a
Amber Enterprises India Ltd. ........................... India 339 27,921
DR Horton, Inc. ..................................... United States 79 13,389
Garmin Ltd. ........................................ United States 54 13,058
PulteGroup, Inc. .................................... United States 619 81,720
136,088
Household Products 0.8%
Clorox Co. (The) .................................... United States 98 11,584
Colgate-Palmolive Co. ............................... United States 959 80,623
Kimberly-Clark Corp. ................................. United States 268 34,609
Procter & Gamble Co. (The) ........................... United States 432 67,841
Reckitt Benckiser Group plc ........................... United Kingdom 277 20,711
Unilever Indonesia Tbk. PT ............................ Indonesia 88,100 9,086
224,454
Independent Power and Renewable Electricity Producers 0.3%
NTPC Ltd. ......................................... India 16,426 61,037
RWE AG .......................................... Germany 180 7,208
Vistra Corp. ........................................ United States 62 11,725
79,970
Industrial Conglomerates 0.4%
3M Co. ........................................... United States 80 12,442
DCC plc .......................................... United Kingdom 122 7,759
Honeywell International, Inc. ........................... United States 238 52,241
Samsung C&T Corp. ................................. South Korea 217 26,119
Sekisui Chemical Co. Ltd. ............................. Japan 500 9,489

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial Conglomerates (continued)
Smiths Group plc ................................... United Kingdom 361 $ 11,494
119,544
Industrial REITs 0.1%
First Industrial Realty Trust, Inc. ........................ United States 247 12,992
Prologis, Inc. ....................................... United States 263 29,924
42,916
Insurance 2.3%
Aflac, Inc. ......................................... United States 119 12,716
AIA Group Ltd. ..................................... Hong Kong 4,000 38,017
Allianz SE ......................................... Germany 125 52,848
Allstate Corp. (The) .................................. United States 277 56,356
American International Group, Inc. ...................... United States 614 49,931
AXA SA ........................................... France 81 3,773
Axis Capital Holdings Ltd. ............................. United States 124 12,224
a
Brighthouse Financial, Inc. ............................ United States 276 13,044
Chubb Ltd. ........................................ United States 45 12,378
Dai-ichi Life Holdings, Inc. ............................. Japan 700 5,744
Everest Group Ltd. .................................. United States 37 12,650
Globe Life, Inc. ..................................... United States 233 32,608
Hanover Insurance Group, Inc. (The) ..................... United States 36 6,245
MetLife, Inc. ....................................... United States 1,309 106,500
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 45 28,706
Old Republic International Corp. ........................ United States 330 13,190
PICC Property & Casualty Co. Ltd., H .................... China 34,000 82,170
b
Poste Italiane SpA, 144A, Reg S ........................ Italy 170 3,982
Primerica, Inc. ...................................... United States 47 12,659
Progressive Corp. (The) .............................. United States 49 12,106
Prudential Financial, Inc. .............................. United States 119 13,050
QBE Insurance Group Ltd. ............................ Australia 435 6,146
Reinsurance Group of America, Inc. ..................... United States 66 12,856
Talanx AG ......................................... Germany 144 19,856
Travelers Cos., Inc. (The) ............................. United States 44 11,946
Unipol Assicurazioni SpA .............................. Italy 146 3,050
Unum Group ....................................... United States 177 12,365
W R Berkley Corp. .................................. United States 174 12,474
Zurich Insurance Group AG ............................ Switzerland 30 21,923
681,513
Interactive Media & Services 6.0%
Alphabet, Inc., A .................................... United States 2,557 544,411
Alphabet, Inc., C .................................... United States 467 99,718
b
Auto Trader Group plc, 144A, Reg S ..................... United Kingdom 537 5,832
Kakao Corp. ....................................... South Korea 654 29,283
a,b
Kuaishou Technology, 144A, Reg S ...................... China 5,900 57,828
LY Corp. .......................................... Japan 7,100 22,478
Meta Platforms, Inc., A ............................... United States 831 613,860
a
Reddit, Inc., A ...................................... United States 57 12,830
b
Scout24 SE, 144A, Reg S ............................. Germany 52 6,737
Tencent Holdings Ltd. ................................ China 4,300 333,011
1,725,988
IT Services 0.6%
Accenture plc, A .................................... Ireland 199 51,734
Coforge Ltd. ....................................... India 1,327 25,927
Fujitsu Ltd. ........................................ Japan 200 4,813
a
GoDaddy, Inc., A .................................... United States 92 13,645

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
International Business Machines Corp. ................... United States 50 $ 12,174
NEC Corp. ........................................ Japan 400 12,180
a
Shopify, Inc., A ..................................... Canada 140 19,779
a
Snowflake, Inc., A ................................... United States 61 14,558
a
Twilio, Inc., A ....................................... United States 124 13,096
VeriSign, Inc. ...................................... United States 45 12,302
180,208
Leisure Products 0.1%
Bandai Namco Holdings, Inc. .......................... Japan 400 13,753
Hasbro, Inc. ....................................... United States 170 13,799
27,552
Life Sciences Tools & Services 0.4%
Lonza Group AG .................................... Switzerland 37 26,258
Thermo Fisher Scientific, Inc. .......................... United States 124 61,097
b
WuXi AppTec Co. Ltd., H, 144A, Reg S ................... China 1,990 27,731
115,086
Machinery 0.9%
Allison Transmission Holdings, Inc. ...................... United States 140 12,224
Caterpillar, Inc. ..................................... United States 33 13,828
CNH Industrial NV ................................... United States 495 5,668
Cummins, Inc. ...................................... United States 32 12,750
Deere & Co. ....................................... United States 24 11,487
GEA Group AG ..................................... Germany 261 18,997
Graco, Inc. ........................................ United States 147 12,552
Hoshizaki Corp. .................................... Japan 100 3,845
Ingersoll Rand, Inc. .................................. United States 417 33,122
Komatsu Ltd. ...................................... Japan 100 3,386
Lincoln Electric Holdings, Inc. .......................... United States 52 12,617
Otis Worldwide Corp. ................................ United States 266 22,977
Parker-Hannifin Corp. ................................ United States 17 12,909
Pentair plc ........................................ United States 115 12,366
Rational AG ....................................... Germany 4 2,982
a
Samsung Heavy Industries Co. Ltd. ...................... South Korea 1,342 20,514
Schindler Holding AG ................................ Switzerland 68 25,276
Westinghouse Air Brake Technologies Corp. ............... United States 64 12,384
249,884
Marine Transportation 0.0%
†
SITC International Holdings Co. Ltd. ..................... China 4,000 14,100
Media 0.2%
a
Charter Communications, Inc., A ........................ United States 66 17,528
Comcast Corp., A ................................... United States 836 28,399
Informa plc ........................................ United Kingdom 648 7,633
New York Times Co. (The), A ........................... United States 224 13,404
66,964
Metals & Mining 1.1%
Anglogold Ashanti plc ................................ United Kingdom 558 31,402
ArcelorMittal SA .................................... Luxembourg 199 6,630
BHP Group Ltd., (AUD Traded) ......................... Australia 2,038 56,805
BHP Group Ltd., (GBP Traded) ......................... Australia 99 2,760
BlueScope Steel Ltd. ................................. Australia 540 8,090
a
Boliden AB ........................................ Sweden 102 3,516
Fortescue Ltd. ...................................... Australia 2,425 30,587

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining (continued)
Freeport-McMoRan, Inc. .............................. United States 1,264 $ 56,122
Glencore plc ....................................... Australia 3,231 12,764
Norsk Hydro ASA ................................... Norway 953 6,177
Northern Star Resources Ltd. .......................... Australia 304 3,794
Rio Tinto plc ....................................... Australia 410 25,630
Royal Gold, Inc. .................................... United States 36 6,465
Southern Copper Corp. ............................... Mexico 119 11,453
Zijin Mining Group Co. Ltd., H .......................... China 18,000 59,768
321,963
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Rithm Capital Corp. .................................. United States 1,005 12,442
Multi-Utilities 0.4%
Consolidated Edison, Inc. ............................. United States 118 11,591
DTE Energy Co. .................................... United States 87 11,889
E.ON SE .......................................... Germany 1,397 24,910
Engie SA ......................................... France 1,786 36,958
Public Service Enterprise Group, Inc. .................... United States 146 12,020
Sembcorp Industries Ltd. ............................. Singapore 1,200 5,674
103,042
Office REITs 0.1%
Vornado Realty Trust ................................. United States 617 23,465
Oil, Gas & Consumable Fuels 2.4%
Antero Midstream Corp. .............................. United States 668 11,884
Cheniere Energy, Inc. ................................ United States 542 131,066
Chevron Corp. ..................................... United States 79 12,687
ConocoPhillips ..................................... United States 463 45,823
Coterra Energy, Inc. ................................. United States 513 12,538
ENEOS Holdings, Inc. ................................ Japan 4,500 26,646
Eni SpA .......................................... Italy 354 6,328
Equinor ASA ....................................... Norway 1,417 34,970
Exxon Mobil Corp. ................................... United States 817 93,375
Inpex Corp. ........................................ Japan 2,300 39,082
Kinder Morgan, Inc. .................................. United States 229 6,178
Marathon Petroleum Corp. ............................ United States 76 13,658
PetroChina Co. Ltd., H ............................... China 80,000 77,465
Repsol SA ......................................... Spain 492 8,067
Shell plc, (EUR Traded) ............................... United States 1,074 39,732
Shell plc, (GBP Traded) ............................... United States 344 12,666
TotalEnergies SE ................................... France 896 56,252
Valero Energy Corp. ................................. United States 295 44,843
Williams Cos., Inc. (The) .............................. United States 212 12,271
685,531
Paper & Forest Products 0.0%
†
Louisiana-Pacific Corp. ............................... United States 139 13,220
Passenger Airlines 0.5%
Delta Air Lines, Inc. .................................. United States 230 14,209
Qantas Airways Ltd. ................................. Australia 4,645 35,591
Ryanair Holdings plc ................................. Italy 1,318 39,063
Southwest Airlines Co. ............................... United States 1,376 45,271
a
United Airlines Holdings, Inc. ........................... United States 148 15,540
149,674

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Personal Care Products 0.2%
a
APR Corp. ........................................ South Korea 41 $ 6,687
a
Kolmar Korea Co. Ltd. ................................ South Korea 217 12,092
Unilever plc ........................................ United Kingdom 400 25,234
44,013
Pharmaceuticals 3.1%
AstraZeneca plc .................................... United Kingdom 43 6,855
AstraZeneca plc, ADR ................................ United Kingdom 519 41,468
Bristol-Myers Squibb Co. .............................. United States 1,163 54,870
Chugai Pharmaceutical Co. Ltd. ........................ Japan 300 13,257
a
Corcept Therapeutics, Inc. ............................ United States 170 11,852
Daiichi Sankyo Co. Ltd. ............................... Japan 900 21,521
Eli Lilly & Co. ...................................... United States 260 190,471
Galderma Group AG ................................. Switzerland 91 15,937
GSK plc .......................................... United States 794 15,690
Ipsen SA .......................................... France 68 9,245
Johnson & Johnson ................................. United States 1,368 242,369
Merck & Co., Inc. ................................... United States 705 59,305
Merck KGaA ....................................... Germany 36 4,571
Novartis AG ....................................... United States 614 77,715
Novo Nordisk A/S, ADR ............................... Denmark 131 7,396
Novo Nordisk A/S, B ................................. Denmark 642 36,279
Otsuka Holdings Co. Ltd. ............................. Japan 300 15,742
Roche Holding AG .................................. United States 30 9,782
Sanofi SA ......................................... United States 737 73,119
907,444
Professional Services 0.9%
Automatic Data Processing, Inc. ........................ United States 527 160,234
Broadridge Financial Solutions, Inc. ...................... United States 47 12,014
Experian plc ....................................... United States 301 15,603
Leidos Holdings, Inc. ................................. United States 75 13,569
a
Paylocity Holding Corp. ............................... United States 66 11,829
Recruit Holdings Co. Ltd. ............................. Japan 600 34,334
Verisk Analytics, Inc., A ............................... United States 46 12,334
259,917
Real Estate Management & Development 0.4%
a
CBRE Group, Inc., A ................................. United States 313 50,744
a
CoStar Group, Inc. .................................. United States 311 27,831
Emaar Properties PJSC .............................. United Arab
Emirates 10,483 41,096
119,671
Residential REITs 0.3%
AvalonBay Communities, Inc. .......................... United States 65 12,730
Camden Property Trust ............................... United States 116 12,990
Equity LifeStyle Properties, Inc. ......................... United States 204 12,299
Equity Residential ................................... United States 194 12,827
Essex Property Trust, Inc. ............................. United States 48 12,970
Invitation Homes, Inc. ................................ United States 411 12,860
Mid-America Apartment Communities, Inc. ................ United States 87 12,687
89,363
Retail REITs 0.4%
Brixmor Property Group, Inc. ........................... United States 482 13,491

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Retail REITs (continued)
Simon Property Group, Inc. ............................ United States 623 $ 112,551
126,042
Semiconductors & Semiconductor Equipment 9.5%
Applied Materials, Inc. ................................ United States 66 10,610
ASML Holding NV ................................... Netherlands 110 81,685
a
Astera Labs, Inc. .................................... United States 131 23,868
Broadcom, Inc. ..................................... United States 1,270 377,685
a
Cirrus Logic, Inc. .................................... United States 121 13,817
KLA Corp. ......................................... United States 14 12,208
Lam Research Corp. ................................. United States 302 30,245
Marvell Technology, Inc. .............................. United States 295 18,545
MediaTek, Inc. ..................................... Taiwan 1,000 44,436
NAURA Technology Group Co. Ltd., A .................... China 440 22,960
NVIDIA Corp. ...................................... United States 8,160 1,421,309
QUALCOMM, Inc. ................................... United States 1,309 210,396
Renesas Electronics Corp. ............................ Japan 1,600 18,676
SCREEN Holdings Co. Ltd. ............................ Japan 100 7,559
SK Hynix, Inc. ...................................... South Korea 276 52,589
Skyworks Solutions, Inc. .............................. United States 79 5,920
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 11,000 411,966
2,764,474
Software 7.1%
a
Adobe, Inc. ........................................ United States 472 168,362
a
AppLovin Corp., A ................................... United States 111 53,124
a
Atlassian Corp., A ................................... United States 477 84,801
a
Autodesk, Inc. ...................................... United States 338 106,369
a
Cadence Design Systems, Inc. ......................... United States 198 69,385
a
Crowdstrike Holdings, Inc., A ........................... United States 29 12,287
a
DocuSign, Inc., A ................................... United States 178 13,646
a
Dropbox, Inc., A .................................... United States 457 13,281
a
Fortinet, Inc. ....................................... United States 165 12,997
a
Guidewire Software, Inc. .............................. United States 57 12,370
a
HubSpot, Inc. ...................................... United States 41 19,810
Intuit, Inc. ......................................... United States 17 11,339
a
Manhattan Associates, Inc. ............................ United States 60 12,926
Microsoft Corp. ..................................... United States 2,312 1,171,467
a
Nice Ltd. .......................................... Israel 49 6,761
Oracle Corp. ....................................... United States 207 46,809
Oracle Corp. Japan .................................. Japan 100 10,350
a
Palantir Technologies, Inc., A ........................... United States 137 21,469
Pegasystems, Inc. ................................... United States 240 13,010
a
RingCentral, Inc., A .................................. United States 422 12,875
a
Rubrik, Inc., A ...................................... United States 140 12,516
Salesforce, Inc. ..................................... United States 51 13,069
SAP SE .......................................... Germany 153 41,646
a
ServiceNow, Inc. .................................... United States 86 78,902
a
Workday, Inc., A .................................... United States 55 12,695
a
Zoom Communications, Inc., A ......................... United States 172 14,004
a
Zscaler, Inc. ....................................... United States 45 12,467
2,058,737
Specialized REITs 0.4%
American Tower Corp. ................................ United States 300 61,155
EPR Properties ..................................... United States 228 12,369
Gaming and Leisure Properties, Inc. ..................... United States 255 12,243
Public Storage ..................................... United States 43 12,667

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialized REITs (continued)
VICI Properties, Inc., A ............................... United States 359 $ 12,127
Weyerhaeuser Co. .................................. United States 462 11,952
122,513
Specialty Retail 1.2%
a
AutoZone, Inc. ..................................... United States 3 12,596
Avolta AG ......................................... Switzerland 91 5,227
Fast Retailing Co. Ltd. ................................ Japan 100 31,258
Gap, Inc. (The) ..................................... United States 622 13,690
Home Depot, Inc. (The) ............................... United States 83 33,762
Industria de Diseno Textil SA ........................... Spain 90 4,451
JUMBO SA ........................................ Greece 621 22,144
Ross Stores, Inc. ................................... United States 85 12,509
TJX Cos., Inc. (The) ................................. United States 1,276 174,314
a
Ulta Beauty, Inc. .................................... United States 24 11,825
Williams-Sonoma, Inc. ............................... United States 62 11,668
333,444
Technology Hardware, Storage & Peripherals 5.0%
Apple, Inc. ........................................ United States 4,996 1,159,771
Asia Vital Components Co. Ltd. ......................... Taiwan 1,000 32,645
NetApp, Inc. ....................................... United States 59 6,655
Samsung Electronics Co. Ltd. .......................... South Korea 2,324 116,107
Seagate Technology Holdings plc ....................... United States 293 49,048
a,b
Xiaomi Corp., B, 144A, Reg S .......................... China 13,200 90,088
1,454,314
Textiles, Apparel & Luxury Goods 0.3%
adidas AG ......................................... Germany 30 5,837
Asics Corp. ........................................ Japan 500 13,441
Cie Financiere Richemont SA .......................... Switzerland 9 1,576
Hermes International SCA ............................. France 11 26,941
a
Lululemon Athletica, Inc. .............................. United States 40 8,088
LVMH Moet Hennessy Louis Vuitton SE .................. France 6 3,542
Pandora A/S ....................................... Denmark 159 21,981
Tapestry, Inc. ...................................... United States 112 11,404
92,810
Tobacco 1.0%
Imperial Brands plc .................................. United Kingdom 987 41,684
Philip Morris International, Inc. ......................... United States 1,503 251,196
292,880
Trading Companies & Distributors 0.4%
AerCap Holdings NV ................................. Ireland 100 12,350
Bunzl plc .......................................... United Kingdom 129 4,360
Mitsubishi Corp. .................................... Japan 900 20,319
Mitsui & Co. Ltd. .................................... Japan 2,200 50,647
United Rentals, Inc. .................................. United States 42 40,166
127,842
Transportation Infrastructure 0.3%
b
Aena SME SA, 144A, Reg S ........................... Spain 662 19,188
International Container Terminal Services, Inc. .............. Philippines 6,480 54,770
73,958

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Water Utilities 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP .. Brazil 2,000 $ 45,184
Wireless Telecommunication Services 1.2%
Bharti Airtel Ltd. .................................... India 3,853 82,588
Etihad Etisalat Co. .................................. Saudi Arabia 2,560 42,914
Far EasTone Telecommunications Co. Ltd. ................ Taiwan 9,000 24,733
KDDI Corp. ........................................ Japan 1,900 32,838
MTN Group Ltd. .................................... South Africa 4,101 34,838
TIM SA ........................................... Brazil 18,000 75,528
T-Mobile US, Inc. ................................... United States 211 53,170
346,609
Total Common Stocks (Cost $17,469,319) ....................................
25,496,742
Management Investment Companies 1.5%
Capital Markets 1.5%
iShares Core MSCI Emerging Markets ETF ................ United States 3,152 195,708
iShares MSCI Taiwan ETF ............................ United States 785 46,174
SPDR S&P 500 ETF Trust ............................. United States 190 122,559
SPDR S&P MidCap 400 ETF Trust ...................... United States 29 17,260
Xtrackers Harvest CSI 300 China A-Shares ETF ............ United States 1,531 48,915
430,616
Total Management Investment Companies (Cost $395,986) .....................
430,616
Preferred Stocks 0.2%
Banks 0.2%
c
Itau Unibanco Holding SA, 7.45% ....................... Brazil 9,400 66,731
Total Preferred Stocks (Cost $62,471) ........................................
66,731
Total Long Term Investments (Cost $17,927,776) ..............................
25,994,089
a
Short Term Investments 10.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.8%
d,e
U.S. Treasury Bills, 3.99%, 11/06/25 ..................... United States 800,000 794,107
Total U.S. Government and Agency Securities (Cost $793,947) ..................
794,107
Shares
Management Investment Companies 6.5%
f,g
Putnam Short Term Investment Fund, Class P, 4.566% ....... United States 1,899,564 1,899,564
Total Management Investment Companies (Cost $1,899,564) ...................
1,899,564

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.1%
f,g
Putnam Government Money Market Fund, Class G, 4.079% ... United States 320,791 $ 320,791
Total Money Market Funds (Cost $320,791) ...................................
320,791
Total Short Term Investments (Cost $3,014,302 ) ...............................
3,014,462
a
Total Investments (Cost $20,942,078) 100.0% .................................
$29,008,551
Other Assets, less Liabilities 0.0%
†
..........................................
2,331
Net Assets 100.0% .........................................................
$29,010,882
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $316,128, representing 1.1% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
The rate shown represents the yield at period end.
e
A portion or all of the security has been segregated as collateral for certain derivative contracts. At August 31, 2025, the value of this security pledged amounted to
$402,017, representing 1.4% net assets.
f
See Note 3 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At August 31, 2025, the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BZWS Buy 1,900 2,569 9/17/25 $ — $ (1)
British Pound ...... BZWS Sell 1,300 1,755 9/17/25 — (2)
British Pound ...... HSBK Buy 13,700 18,423 9/17/25 107 (10)
British Pound ...... HSBK Sell 18,900 25,488 9/17/25 — (61)
British Pound ...... MSCO Sell 26,500 35,525 9/17/25 — (296)
British Pound ...... SSBT Buy 24,000 32,596 9/17/25 120 (273)
British Pound ...... SSBT Sell 9,100 12,287 9/17/25 — (15)
Danish Krone ...... BOFA Buy 173,800 26,888 9/17/25 379 —
Danish Krone ...... BOFA Sell 63,100 9,704 9/17/25 — (196)
Danish Krone ...... BZWS Sell 28,700 4,414 9/17/25 — (89)
Danish Krone ...... CITI Sell 38,100 5,859 9/17/25 — (118)
Danish Krone ...... HSBK Sell 8,800 1,353 9/17/25 — (27)
Danish Krone ...... MSCO Sell 25,300 3,920 9/17/25 — (50)
Danish Krone ...... SSBT Sell 41,400 6,367 9/17/25 — (128)
Danish Krone ...... UBSW Buy 30,200 4,757 9/17/25 6 (25)
Euro ............. BOFA Buy 100 116 9/17/25 1 —
Euro ............. BOFA Sell 8,600 10,008 9/17/25 — (63)
Euro ............. BZWS Sell 19,200 22,019 9/17/25 — (464)
Euro ............. HSBK Buy 700 829 9/17/25 — (10)
Euro ............. HSBK Sell 2,300 2,638 9/17/25 — (55)
Euro ............. MSCO Buy 145,200 167,780 9/17/25 2,369 (125)
Euro ............. MSCO Sell 25,300 29,426 9/17/25 — (199)
Euro ............. SSBT Buy 52,800 61,817 9/17/25 252 (242)
Euro ............. SSBT Sell 65,200 75,396 9/17/25 58 (1,010)
Hungarian Forint .... BOFA Sell 3,954,800 11,632 9/17/25 — (31)
Hungarian Forint .... SSBT Sell 2,054,100 6,058 9/17/25 1 —
Norwegian Krone ... BZWS Sell 66,100 6,519 9/17/25 — (57)
Norwegian Krone ... HSBK Buy 14,800 1,463 9/17/25 9 —
Norwegian Krone ... HSBK Sell 36,900 3,638 9/17/25 — (34)
Norwegian Krone ... JPHQ Sell 152,500 15,036 9/17/25 — (136)
Norwegian Krone ... MSCO Buy 43,500 4,223 9/17/25 104 —
Norwegian Krone ... MSCO Sell 86,700 8,539 9/17/25 — (86)
Norwegian Krone ... SSBT Sell 2,700 266 9/17/25 — (2)
Norwegian Krone ... UBSW Sell 55,400 5,462 9/17/25 — (50)
Polish Zloty ........ BOFA Buy 3,400 912 9/17/25 21 —
Polish Zloty ........ GSCO Buy 6,800 1,837 9/17/25 29 —
Polish Zloty ........ HSBK Buy 6,000 1,613 9/17/25 34 —
Polish Zloty ........ MSCO Buy 1,200 318 9/17/25 11 —
Polish Zloty ........ SSBT Buy 26,700 7,333 9/17/25 — (7)
Polish Zloty ........ UBSW Buy 24,000 6,522 9/17/25 64 —
Swedish Krona ..... BOFA Buy 33,400 3,502 9/17/25 30 —
Swedish Krona ..... BZWS Buy 16,300 1,726 9/17/25 — (3)
Swedish Krona ..... HSBK Buy 215,700 22,604 9/17/25 207 —
Swedish Krona ..... HSBK Sell 6,100 635 9/17/25 — (10)
Swedish Krona ..... MSCO Buy 83,700 8,775 9/17/25 76 —
Swedish Krona ..... MSCO Sell 126,500 13,028 9/17/25 — (350)
Swedish Krona ..... SSBT Buy 208,100 21,812 9/17/25 195 —
Swedish Krona ..... TDOM Buy 238,800 25,034 9/17/25 220 —
Swiss Franc ....... BOFA Buy 24,200 30,305 9/17/25 20 (28)
Swiss Franc ....... BOFA Sell 4,600 5,796 9/17/25 45 (9)
Swiss Franc ....... GSCO Buy 600 761 9/17/25 — (9)
Swiss Franc ....... GSCO Sell 4,800 5,920 9/17/25 — (89)
Swiss Franc ....... MSCO Buy 29,900 36,883 9/17/25 550 —
Swiss Franc ....... SSBT Buy 37,500 46,440 9/17/25 626 (118)

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Swiss Franc ....... SSBT Sell 7,400 9,251 9/17/25 $ 32 $ (45)
Swiss Franc ....... TDOM Buy 6,900 8,501 9/17/25 138 —
Swiss Franc ....... UBSW Buy 5,500 6,841 9/17/25 45 —
Swiss Franc ....... UBSW Sell 6,200 7,755 9/17/25 22 (29)
Brazilian Real ...... BOFA Buy 39,800 7,044 10/02/25 242 —
Brazilian Real ...... BOFA Sell 33,000 5,975 10/02/25 — (65)
Brazilian Real ...... GSCO Buy 138,600 24,697 10/02/25 675 —
Brazilian Real ...... GSCO Sell 89,400 16,066 10/02/25 — (299)
Australian Dollar .... CITI Buy 26,300 17,316 10/15/25 — (92)
Australian Dollar .... HSBK Buy 46,400 30,464 10/15/25 — (76)
Australian Dollar .... MSCO Buy 26,300 17,241 10/15/25 41 (57)
Australian Dollar .... MSCO Sell 10,900 7,052 10/15/25 — (87)
Australian Dollar .... SSBT Sell 10,100 6,631 10/15/25 16 —
Australian Dollar .... UBSW Buy 26,800 17,596 10/15/25 — (44)
Australian Dollar .... UBSW Sell 8,800 5,699 10/15/25 — (65)
Australian Dollar .... WPAC Buy 1,900 1,247 10/15/25 — (3)
Canadian Dollar .... TDOM Sell 7,100 5,212 10/15/25 32 —
Canadian Dollar .... UBSW Sell 16,800 12,333 10/15/25 75 —
Israeli New Shekel .. BZWS Sell 12,600 3,788 10/15/25 12 —
Israeli New Shekel .. GSCO Sell 6,400 1,924 10/15/25 6 —
Israeli New Shekel .. HSBK Buy 4,600 1,373 10/15/25 6 —
Israeli New Shekel .. MSCO Sell 4,100 1,233 10/15/25 4 —
Israeli New Shekel .. SSBT Sell 8,500 2,537 10/15/25 — (10)
Israeli New Shekel .. UBSW Sell 10,400 3,104 10/15/25 — (13)
Mexican Peso ...... GSCO Buy 376,000 19,909 10/15/25 147 —
Mexican Peso ...... MSCO Sell 35,400 1,874 10/15/25 — (14)
Mexican Peso ...... UBSW Buy 54,700 2,878 10/15/25 40 —
New Zealand Dollar . BZWS Sell 1,900 1,144 10/15/25 22 —
New Zealand Dollar . HSBK Sell 300 180 10/15/25 3 —
New Zealand Dollar . MSCO Buy 4,300 2,590 10/15/25 — (50)
South African Rand .. BOFA Buy 520,400 29,115 10/15/25 300 —
South African Rand .. BOFA Sell 267,500 14,908 10/15/25 — (213)
South African Rand .. BZWS Buy 57,200 3,229 10/15/25 4 —
South African Rand .. GSCO Buy 215,500 11,981 10/15/25 200 —
South African Rand .. HSBK Buy 575,100 31,923 10/15/25 584 —
South African Rand .. MSCO Buy 33,000 1,864 10/15/25 2 —
South African Rand .. MSCO Sell 481,800 26,870 10/15/25 — (364)
South African Rand .. SSBT Sell 313,800 17,430 10/15/25 — (307)
South African Rand .. UBSW Buy 97,000 5,385 10/15/25 98 —
South African Rand .. UBSW Sell 75,200 4,179 10/15/25 — (72)
Chinese Yuan ...... CITI Buy 141,400 19,811 11/19/25 158 —
Chinese Yuan ...... HSBK Buy 35,000 4,902 11/19/25 41 —
Chinese Yuan ...... JPHQ Buy 91,600 12,834 11/19/25 102 —
Hong Kong Dollar ... BOFA Buy 66,100 8,494 11/19/25 7 —
Hong Kong Dollar ... BZWS Sell 76,500 9,833 11/19/25 — (6)
Hong Kong Dollar ... GSCO Buy 201,200 25,860 11/19/25 15 —
Hong Kong Dollar ... HSBK Sell 658,700 84,654 11/19/25 3 (60)
Hong Kong Dollar ... MSCO Sell 95,900 12,323 11/19/25 — (10)
Hong Kong Dollar ... SSBT Buy 119,100 15,304 11/19/25 12 —
Hong Kong Dollar ... SSBT Sell 5,800 745 11/19/25 — (1)
Hong Kong Dollar ... UBSW Sell 170,000 21,846 11/19/25 — (17)
Indian Rupee ...... GSCO Sell 9,596,100 109,239 11/19/25 909 —
Japanese Yen ...... BOFA Buy 695,000 4,779 11/19/25 — (10)
Japanese Yen ...... BZWS Sell 377,500 2,596 11/19/25 5 —
Japanese Yen ...... CITI Buy 2,714,200 18,663 11/19/25 — (38)
Japanese Yen ...... GSCO Sell 47,800 325 11/19/25 — (3)
Japanese Yen ...... HSBK Sell 3,151,700 21,511 11/19/25 — (117)

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At August 31, 2025, the Fund had the following futures contracts outstanding.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Japanese Yen ...... JPHQ Buy 6,877,500 47,290 11/19/25 $ — $ (95)
Japanese Yen ...... MSCO Buy 2,719,300 18,560 11/19/25 101 —
Japanese Yen ...... SSBT Sell 1,157,000 7,896 11/19/25 — (43)
Japanese Yen ...... UBSW Buy 28,017,400 191,381 11/19/25 880 —
New Taiwan Dollar .. SSBT Buy 2,094,900 70,433 11/19/25 — (1,333)
Singapore Dollar .... HSBK Buy 27,700 21,718 11/19/25 4 —
Singapore Dollar .... SSBT Buy 18,100 14,191 11/19/25 3 —
South Korean Won .. GSCO Buy 45,313,400 32,836 11/19/25 — (69)
South Korean Won .. JPHQ Sell 19,291,200 13,976 11/19/25 27 —
Thai Baht ......... UBSW Buy 839,300 25,968 11/19/25 106 —
Total Forward Exchange Contracts ................................................... $10,653 $(8,185)
Net unrealized appreciation (depreciation) ............................................ $2,468
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 9 $ 1,224,495 9/19/25 $ 24,734
MSCI Emerging Markets Index .................. Short 31 1,960,595 9/19/25 (75,964)
Russell 2000 E-Mini Index ...................... Long 8 947,920 9/19/25 100,644
S&P 500 E-Mini Index ......................... Long 8 2,589,100 9/19/25 145,565
Total Futures Contracts ...................................................................... $194,979
*
As of period end.
See A bbreviations on page 24 .

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund

Quarterly Schedule of Investments
1. Organization
Putnam Funds Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of fifteen separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At August 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended August 31,
2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Dynamic Asset Allocation Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Government Money
Market Fund, Class G, 4.079% . $466,686 $1,334,933 $(1,480,828) $— $— $320,791 320,791 $1,423
Putnam Short Term Investment
Fund, Class P, 4.566% ...... $ 1,250,488 $ 2,455,981 $ (1,806,905) $ — $ — $ 1,899,564 1,899,564 $ 20,274
Total Affiliated Securities ... $1,717,174 $3,790,914 $(3,287,733) $— $— $2,220,355 $21,697
2. Financial Instrument Valuation
(continued)

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Equity Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 471,684 $ 89,180 $ — $ 560,864
Air Freight & Logistics ................... 78,420 — — 78,420
Automobile Components ................. — 26,330 — 26,330
Automobiles .......................... 395,519 96,509 — 492,028
Banks ............................... 676,932 1,136,367 — 1,813,299
Beverages ........................... 138,584 27,230 — 165,814
Biotechnology ......................... 417,613 13,977 — 431,590
Broadline Retail ....................... 930,094 201,077 — 1,131,171
Building Products ...................... 133,746 38,541 — 172,287
Capital Markets ........................ 688,696 167,364 — 856,060
Chemicals ........................... 267,480 61,479 — 328,959
Commercial Services & Supplies ........... 81,129 18,047 — 99,176
Communications Equipment .............. 170,419 50,323 — 220,742
Construction & Engineering ............... — 85,314 — 85,314
Construction Materials .................. 81,500 95,790 — 177,290
Consumer Finance ..................... 160,756 — — 160,756
Consumer Staples Distribution & Retail ...... 343,912 48,438 — 392,350
Containers & Packaging ................. 52,227 — — 52,227
Diversified Consumer Services ............ 22,572 — — 22,572
Diversified REITs ...................... 12,481 — — 12,481
Diversified Telecommunication Services ..... 78,241 33,579 — 111,820
Electric Utilities ........................ 340,226 92,591 — 432,817
Electrical Equipment .................... 257,113 101,157 — 358,270
Electronic Equipment, Instruments &
Components ........................ 35,838 39,582 — 75,420
Energy Equipment & Services ............. 76,612 — — 76,612
Entertainment ......................... 450,155 13,577 — 463,732
Financial Services ...................... 747,971 87,108 — 835,079
Food Products ........................ 60,594 95,841 — 156,435
Gas Utilities .......................... 12,144 19,102 — 31,246
Ground Transportation .................. 181,566 — — 181,566
Health Care Equipment & Supplies ......... 255,524 72,582 — 328,106
Health Care Providers & Services .......... 250,829 66,614 — 317,443
Health Care REITs ..................... 13,154 — — 13,154
Health Care Technology ................. 98,786 — — 98,786
Hotels, Restaurants & Leisure ............. 350,336 153,371 — 503,707
Household Durables .................... 108,167 27,921 — 136,088
Household Products .................... 194,657 29,797 — 224,454
Independent Power and Renewable Electricity
Producers .......................... 11,725 68,245 — 79,970
Industrial Conglomerates ................ 64,683 54,861 — 119,544
Industrial REITs ....................... 42,916 — — 42,916
Insurance ............................ 415,298 266,215 — 681,513
Interactive Media & Services .............. 1,270,819 455,169 — 1,725,988
IT Services ........................... 137,288 42,920 — 180,208
Leisure Products ....................... 13,799 13,753 — 27,552
Life Sciences Tools & Services ............ 61,097 53,989 — 115,086
Machinery ............................ 174,884 75,000 — 249,884
Marine Transportation ................... 14,100 — — 14,100
4. Fair Value Measurements
(continued)

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Equity Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Media ............................... $ 59,331 $ 7,633 $ — $ 66,964
Metals & Mining ....................... 74,040 247,923 — 321,963
Mortgage Real Estate Investment Trusts
(REITs) ............................ 12,442 — — 12,442
Multi-Utilities .......................... 35,500 67,542 — 103,042
Office REITs .......................... 23,465 — — 23,465
Oil, Gas & Consumable Fuels ............. 384,323 301,208 — 685,531
Paper & Forest Products ................. 13,220 — — 13,220
Passenger Airlines ..................... 75,020 74,654 — 149,674
Personal Care Products ................. — 44,013 — 44,013
Pharmaceuticals ....................... 607,731 299,713 — 907,444
Professional Services ................... 209,980 49,937 — 259,917
Real Estate Management & Development .... 78,575 41,096 — 119,671
Residential REITs ...................... 89,363 — — 89,363
Retail REITs .......................... 126,042 — — 126,042
Semiconductors & Semiconductor Equipment . 2,124,603 639,871 — 2,764,474
Software ............................. 1,999,980 58,757 — 2,058,737
Specialized REITs ...................... 122,513 — — 122,513
Specialty Retail ........................ 292,508 40,936 — 333,444
Technology Hardware, Storage & Peripherals . 1,215,474 238,840 — 1,454,314
Textiles, Apparel & Luxury Goods .......... 19,492 73,318 — 92,810
Tobacco ............................. 251,196 41,684 — 292,880
Trading Companies & Distributors .......... 52,516 75,326 — 127,842
Transportation Infrastructure .............. — 73,958 — 73,958
Water Utilities ......................... 45,184 — — 45,184
Wireless Telecommunication Services ....... 128,698 217,911 — 346,609
Management Investment Companies ......... 430,616 — — 430,616
Preferred Stocks ......................... 66,731 — — 66,731
Short Term Investments ................... 2,220,355 794,107 — 3,014,462
Total Investments in Securities ........... $21,601,184 $7,407,367
a
$— $29,008,551
Other Financial Instruments:
Forward Exchange Contracts ............... $— $10,653 $— $10,653
Futures Contracts ....................... 270,943 — — 270,943
Total Other Financial Instruments ......... $270,943 $10,653 $— $281,596
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... — 8,185 — 8,185
Futures Contracts ........................ 75,964 — — 75,964
Total Other Financial Instruments ......... $75,964 $8,185 $— $84,149
a
Includes foreign securities valued at $6,606,573, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
4. Fair Value Measurements
(continued)

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
EUR
Euro
GBP
British Pound
Selected Portfolio
ADR
American Depositary Receipt
ETF
Exchange-Traded Fund
PJSC
Public Joint Stock Company
REIT
Real Estate Investment Trust
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.